Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Derivative financial liabilities	$ 191.0	$ 152.9
3 months or less
Financial Risk Management
Derivative financial liabilities	95.8	74.7
3 months to 1 year
Financial Risk Management
Derivative financial liabilities	43.8	31.8
More than 1 year
Financial Risk Management
Derivative financial liabilities	51.4	46.4
Equity total return swaps - long positions
Financial Risk Management
Derivative financial liabilities	19.4	1.9
Equity total return swaps - long positions | 3 months or less
Financial Risk Management
Derivative financial liabilities	19.1	1.8
Equity total return swaps - long positions | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	0.3	0.1
Foreign currency forward and swap contracts
Financial Risk Management
Derivative financial liabilities	106.8	77.4
Foreign currency forward and swap contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	51.1	26.4
Foreign currency forward and swap contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	5.0	5.0
Foreign currency forward and swap contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	50.7	46.0
Other derivative contracts
Financial Risk Management
Derivative financial liabilities	64.8	73.6
Other derivative contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	25.6	46.5
Other derivative contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	38.5	26.7
Other derivative contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	$ 0.7	$ 0.4